Schedule Of Investments (Parenthetical) (Detail)			12 Months Ended												6 Months Ended
	Dec. 31, 2011 United States Treasury bills - 84.87%		Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12 Minimum	Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.01% due 2/16/12	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12 Minimum	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12 Minimum		Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.01% due 3/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/15/12	Jun. 30, 2012 United States Treasury Bills - 86.54%		Jun. 30, 2012 United States Treasury bills 0.00% due 08/16/12		Jun. 30, 2012 United States Treasury bills 0.00% due 08/30/12		Jun. 30, 2012 United States Treasury bills 0.00% due 09/06/12		Jun. 30, 2012 United States Treasury bills 0.00% due 09/20/12
Schedule of Investments [Line Items]
United States Treasury bills, stated rate			0.01%	0.07%	0.01%	0.01%	0.03%	0.00%	[1]	0.04%	0.01%	0.01%			0.00%	[1]	0.00%	[1]	0.00%	[1]	0.00%	[1]
United States Treasury bills, due date			Jan. 12, 2012	Jan. 12, 2012	Feb. 16, 2012	Feb. 23, 2012	Feb. 23, 2012	Mar. 08, 2012		Mar. 08, 2012	Mar. 12, 2012	Mar. 15, 2012			Aug. 16, 2012		Aug. 30, 2012		Sep. 06, 2012		Sep. 20, 2012
United States Treasury bills, percentage	84.87%	[2]											86.54%	[2]

[1]	Rounds to less than 0.01%.
[2]	Percentage is based on shareholders' capital.